Balance Sheets - Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position
Common Stock, Par Value	$ 5	$ 5	$ 5
Common Stock, Shares Authorized	1,000	1,000	1,000
Common Stock, Shares Issued	1,000	1,000	1,000
Common Stock, Shares Outstanding	1,000	1,000	1,000
Amortized cost of debt securities available for sale	$ 6,341	$ 7,903	$ 47,170
Tax expense (benefit) in Accumulated Other Comprehensive Income	$ 158	$ 248	$ 1,467